Document and Entity Information	Nov. 06, 2026
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	Fox Corporation
Entity Incorporation State Country Code	DE
Entity File Number	001-38776
Entity Tax Identification Number	83-1825597
Entity Address Address Line 1	1211 Avenue of the Americas
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10036
City Area Code	212
Local Phone Number	852-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	As reported in the Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) by Fox Corporation (“FOX”) on November 6, 2026 (the “Original Filing”), on November 6, 2026 FOX completed the acquisition of Roku, Inc., a Delaware corporation (“Roku”). This Amendment No. 1 amends and supplements the Original Filing to provide the historical financial statements of Roku and the pro forma financial information required by Item 9.01 of Form 8-K that were omitted from the Original Filing as permitted by Item 9.01(a)(3). In addition, included as Exhibit 99.1 hereto are certain risk factors relating to FOX after the completion of the acquisition of Roku and risk factors relating to the historical business of Roku (the “Risk Factors”).
Entity Central Index Key	0001754301
Common Class A [Member]
Document Information [Line Items]
Trading Symbol	FOXA
Security Exchange Name	NASDAQ
Security 12b Title	Class A Common Stock, par value $0.01 per share
Common Class B [Member]
Document Information [Line Items]
Trading Symbol	FOX
Security Exchange Name	NASDAQ
Security 12b Title	Class B Common Stock, par value $0.01 per share